Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	DoubleVerify Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819928
Amendment Flag	false